DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Australia - 7.9%
APA Group(a)	5,065	$37,957
Aristocrat Leisure Ltd.	2,470	57,945
ASX Ltd.	820	38,699
Aurizon Holdings Ltd.	8,091	20,645
Australia & New Zealand Banking Group Ltd.	12,861	213,086
BlueScope Steel Ltd.	2,056	24,137
Brambles Ltd.	6,131	49,723
Cochlear Ltd.	292	41,856
Coles Group Ltd.	5,819	66,054
Commonwealth Bank of Australia	7,361	531,713
Computershare Ltd.	2,424	45,194
Dexus REIT	4,501	24,115
Endeavour Group Ltd.	6,006	28,035
Fortescue Metals Group Ltd.	7,346	95,342
Goodman Group REIT	7,298	93,448
GPT Group REIT	8,067	24,203
IDP Education Ltd.	929	18,534
Lendlease Corp. Ltd.(a)	2,977	15,172
Macquarie Group Ltd.	1,585	189,696
Mineral Resources Ltd.	746	43,675
Mirvac Group REIT	17,368	25,938
Newcrest Mining Ltd.	3,790	50,281
Northern Star Resources Ltd.	5,176	36,744
Orica Ltd.	1,830	18,175
QBE Insurance Group Ltd.	6,516	56,162
Ramsay Health Care Ltd.	779	34,333
REA Group Ltd.	222	18,333
Santos Ltd.	13,873	68,752
Scentre Group REIT	22,403	44,560
SEEK Ltd.	1,444	21,352
Sonic Healthcare Ltd.	1,928	41,679
Stockland REIT	10,449	26,591
Suncorp Group Ltd.	5,648	45,087
Telstra Group Ltd.	17,612	46,943
Transurban Group(a)	13,344	127,702
Vicinity Ltd. REIT	17,016	23,133
Woodside Energy Group Ltd.	8,106	202,432

(Cost $2,519,855)		2,547,426

Austria - 0.2%
OMV AG	652	33,674
Verbund AG	285	25,251
voestalpine AG	474	12,670

(Cost $76,571)		71,595

Belgium - 0.4%
D’ieteren Group	112	20,838
KBC Group NV	1,075	58,377
Solvay SA	313	30,256
Umicore SA	936	32,960

(Cost $171,673)		142,431

Chile - 0.1%
Antofagasta PLC
(Cost $33,705)	1,666	27,945

Denmark - 4.5%
A.P. Moller - Maersk A/S, Class A	15	31,210
A.P. Moller - Maersk A/S, Class B	21	44,624
Chr Hansen Holding A/S	453	27,379
Coloplast A/S, Class B	514	59,315
Demant A/S*	371	10,272
Genmab A/S*	286	129,426
Novo Nordisk A/S, Class B	7,156	875,715
Novozymes A/S, Class B	891	50,620
Orsted AS, 144A	817	70,178
Pandora A/S	359	26,220
Vestas Wind Systems A/S	4,390	109,062

(Cost $1,148,562)		1,434,021

Finland - 1.7%
Elisa OYJ	620	31,766
Kesko OYJ, Class B	1,229	25,929
Neste OYJ	1,836	93,274
Nordea Bank Abp	14,391	147,772
Orion OYJ, Class B	461	24,085
Sampo OYJ, Class A	2,040	101,958
Stora Enso OYJ, Class R	2,458	35,369
UPM-Kymmene OYJ	2,231	80,331
Wartsila OYJ Abp	1,973	16,736

(Cost $560,541)		557,220

France - 13.8%
Accor SA*	771	20,021
Air Liquide SA	2,264	322,209
Alstom SA	1,367	34,991
AXA SA	7,982	222,068
BioMerieux	185	18,298
BNP Paribas SA	4,763	262,033
Bouygues SA	990	30,132
Bureau Veritas SA	1,277	32,898
Carrefour SA	2,566	43,396
Cie Generale des Etablissements Michelin SCA	2,947	81,094
Covivio REIT	211	12,014
Danone SA	2,832	146,032
Eiffage SA	372	35,982
EssilorLuxottica SA	1,270	231,847
Gecina SA REIT	193	18,531
Kering SA	326	190,457
Klepierre SA REIT*	893	20,210
L’Oreal SA	1,045	381,759
LVMH Moet Hennessy Louis Vuitton SE	1,196	907,957
Orange SA(b)	8,335	83,830
Publicis Groupe SA	993	63,800
Schneider Electric SE	2,338	334,425
SEB SA	111	8,595

Societe Generale SA	3,449	85,195
Teleperformance	253	56,112
TotalEnergies SE(b)	10,757	667,991
Unibail-Rodamco-Westfield REIT*	525	27,374
Valeo	920	16,814
Vivendi SE	3,208	28,341
Worldline SA, 144A*	1,064	49,245

(Cost $4,465,730)		4,433,651

Germany - 5.7%
adidas AG	748	94,162
Allianz SE	1,767	371,793
Bayerische Motoren Werke AG	1,407	125,039
Beiersdorf AG	445	47,629
Brenntag SE	672	41,502
Carl Zeiss Meditec AG	179	23,803
Commerzbank AG*	4,662	38,431
Delivery Hero SE, 144A*(b)	692	29,192
Deutsche Boerse AG	824	149,239
Evonik Industries AG	939	18,104
GEA Group AG	653	26,141
HeidelbergCement AG	646	34,668
HelloFresh SE*	705	16,971
Henkel AG & Co. KGaA	465	30,499
LEG Immobilien SE	333	20,812
Merck KGaA	559	100,035
MTU Aero Engines AG	239	49,316
Puma SE	470	23,568
SAP SE	4,517	485,836
Symrise AG	558	62,597
Telefonica Deutschland Holding AG	4,664	10,988
Zalando SE, 144A*	991	30,346

(Cost $2,128,371)		1,830,671

Hong Kong - 2.5%
AIA Group Ltd.	51,630	519,244
BOC Hong Kong Holdings Ltd.	16,497	52,309
CK Infrastructure Holdings Ltd.	2,432	12,245
Hang Seng Bank Ltd.	3,343	51,480
HKT Trust & HKT Ltd.(a)	16,794	20,397
Hong Kong & China Gas Co. Ltd.	48,404	41,176
MTR Corp. Ltd.	6,511	31,323
Sino Land Co. Ltd.	13,332	16,585
Swire Pacific Ltd., Class A	2,204	17,238
Swire Properties Ltd.	4,791	10,729
WH Group Ltd., 144A	35,724	20,916

(Cost $878,032)		793,642

Ireland - 1.0%
CRH PLC	3,207	125,512
DCC PLC	419	21,900
James Hardie Industries PLC CDI	1,957	38,270
Kerry Group PLC, Class A	711	66,283
Kingspan Group PLC	656	36,096
Smurfit Kappa Group PLC	1,097	38,664

(Cost $398,189)		326,725

Israel - 0.2%
Bank Leumi Le-Israel BM
(Cost $54,134)	6,487	57,776

Italy - 1.3%
Amplifon SpA	541	14,957
Enel SpA	35,557	187,962
Intesa Sanpaolo SpA	72,291	157,950
Nexi SpA, 144A*	2,342	20,266
Prysmian SpA	1,090	37,485

(Cost $521,945)		418,620

Japan - 21.7%
Aeon Co. Ltd.	2,900	58,669
Ajinomoto Co., Inc.	2,000	62,133
ANA Holdings, Inc.*	600	12,661
Asahi Kasei Corp.	5,500	40,164
Astellas Pharma, Inc.	8,000	122,001
Azbil Corp.	500	14,960
Bridgestone Corp.	2,500	92,572
Chugai Pharmaceutical Co. Ltd.	2,898	75,264
Dai Nippon Printing Co. Ltd.	1,065	21,683
Daifuku Co. Ltd.	416	20,988
Dai-ichi Life Holdings, Inc.	4,300	78,379
Daiichi Sankyo Co. Ltd.	7,500	242,834
Daikin Industries Ltd.	1,071	171,963
Daiwa House Industry Co. Ltd.	2,600	58,861
Denso Corp.	1,860	100,158
Eisai Co. Ltd.	1,058	70,756
FANUC Corp.	821	119,820
Fast Retailing Co. Ltd.	254	147,096
FUJIFILM Holdings Corp.	1,550	81,254
Fujitsu Ltd.	850	112,478
Hankyu Hanshin Holdings, Inc.	1,000	30,744
Hikari Tsushin, Inc.	90	12,364
Hirose Electric Co. Ltd.	121	15,782
Hitachi Construction Machinery Co. Ltd.	400	9,202
Hoshizaki Corp.	400	13,287
Hoya Corp.	1,550	156,177
Hulic Co. Ltd.	1,800	14,873
Ibiden Co. Ltd.	500	19,743
Inpex Corp.	4,400	48,339
Isuzu Motors Ltd.	2,500	32,141
Ito En Ltd.	200	7,553
ITOCHU Corp.	5,200	159,756
Japan Real Estate Investment Corp. REIT	5	21,822
JFE Holdings, Inc.	2,200	24,059
JSR Corp.	800	16,471
Kajima Corp.	1,900	21,105
Kao Corp.	2,084	81,559
KDDI Corp.	7,000	206,228
Keio Corp.	439	16,108

Kikkoman Corp.	600	33,195
Komatsu Ltd.	4,000	91,128
Kubota Corp.	4,400	64,010
Kurita Water Industries Ltd.	400	17,486
Lixil Corp.	1,400	21,160
Marubeni Corp.	6,700	74,327
Mazda Motor Corp.	2,500	19,546
McDonald’s Holdings Co. Japan Ltd.	400	14,648
MEIJI Holdings Co. Ltd.	500	23,649
Mitsubishi Chemical Group Corp.	5,300	27,696
Mitsubishi Estate Co. Ltd.	5,100	70,904
Mitsui & Co. Ltd.	6,200	176,971
Mitsui Chemicals, Inc.	800	17,773
MS&AD Insurance Group Holdings, Inc.	2,000	58,765
Murata Manufacturing Co. Ltd.	2,500	133,725
Nintendo Co. Ltd.	4,820	203,591
Nippon Building Fund, Inc. REIT	6	27,519
NIPPON EXPRESS HOLDINGS, Inc.	350	20,292
Nippon Paint Holdings Co. Ltd.	3,550	28,494
Nippon Prologis REIT, Inc. REIT(b)	9	21,768
Nippon Steel Corp.	3,400	53,422
Nippon Yusen KK	2,110	45,923
Nissin Foods Holdings Co. Ltd.	250	18,776
Nitori Holdings Co. Ltd.	344	38,371
Nitto Denko Corp.	550	33,936
Nomura Holdings, Inc.	12,900	46,288
Nomura Real Estate Holdings, Inc.	500	11,896
Nomura Research Institute Ltd.	1,500	32,206
NTT Data Corp.	2,800	42,179
Obayashi Corp.	2,600	19,080
Odakyu Electric Railway Co. Ltd.	1,400	18,079
Omron Corp.	813	41,040
Open House Group Co. Ltd.	300	12,427
Oriental Land Co. Ltd.	865	122,243
ORIX Corp.	5,100	80,791
Osaka Gas Co. Ltd.	1,700	25,852
Pan Pacific International Holdings Corp.	1,600	27,336
Panasonic Holdings Corp.	9,800	89,474
Rakuten Group, Inc.	4,000	18,719
Recruit Holdings Co. Ltd.	6,200	192,345
Rohm Co. Ltd.	390	30,325
SCSK Corp.	700	11,046
Sekisui Chemical Co. Ltd.	1,700	23,476
Sekisui House Ltd.	2,700	49,670
Seven & i Holdings Co. Ltd.	3,300	131,939
SG Holdings Co. Ltd.	1,200	18,317
Sharp Corp.	1,200	8,367
Shimadzu Corp.	940	28,158
Shimizu Corp.	2,500	13,222
Shin-Etsu Chemical Co. Ltd.	1,635	205,869
Shionogi & Co. Ltd.	1,100	54,787
SoftBank Corp.	12,500	134,146
Sompo Holdings, Inc.	1,340	58,184
Sony Group Corp.	5,455	439,989
Sumitomo Chemical Co. Ltd.	6,700	23,911
Sumitomo Electric Industries Ltd.	2,900	33,263
Sumitomo Metal Mining Co. Ltd.	1,053	35,052
Sumitomo Mitsui Trust Holdings, Inc.	1,600	50,532
Sumitomo Realty & Development Co. Ltd.	1,400	37,282
Suntory Beverage & Food Ltd.	500	16,716
Sysmex Corp.	750	44,708
Taisei Corp.	774	23,102
TDK Corp.	1,725	60,327
Terumo Corp.	2,750	79,678
Tobu Railway Co. Ltd.	800	18,977
Tokyo Electron Ltd.	651	210,360
Tokyo Gas Co. Ltd.	1,700	30,774
Tokyu Corp.	2,200	27,575
Toray Industries, Inc.	6,300	33,347
Tosoh Corp.	1,100	12,794
TOTO Ltd.	500	17,002
Unicharm Corp.	1,800	65,568
USS Co. Ltd.	900	14,809
West Japan Railway Co.	950	39,732
Yamaha Corp.	519	20,122
Yamaha Motor Co. Ltd.	1,300	31,815
Yaskawa Electric Corp.	1,101	35,072
Yokogawa Electric Corp.	1,000	18,389
Z Holdings Corp.	11,900	31,852
ZOZO, Inc.	500	12,272

(Cost $7,362,785)		6,961,563

Luxembourg - 0.1%
Tenaris SA
(Cost $25,890)	2,104	36,211

Netherlands - 6.3%
Akzo Nobel NV	777	54,579
ASML Holding NV	1,757	1,015,084
IMCD NV	254	36,418
ING Groep NV	16,138	192,585
JDE Peet’s NV	453	13,778
Koninklijke Ahold Delhaize NV	4,521	129,480
Koninklijke DSM NV	760	95,704
Koninklijke KPN NV	14,762	44,718
NN Group NV	1,146	47,931
Prosus NV*	3,554	228,674
Randstad NV	520	29,448
Wolters Kluwer NV	1,140	123,484

(Cost $1,847,310)		2,011,883

New Zealand - 0.5%
Auckland International Airport Ltd.*	5,611	28,019
Fisher & Paykel Healthcare Corp. Ltd.	2,534	37,143
Mercury NZ Ltd.	3,061	10,457
Meridian Energy Ltd.	5,534	16,825
Spark New Zealand Ltd.	8,061	25,784

Xero Ltd.*	601	28,432

(Cost $183,060)		146,660

Norway - 1.3%
Aker BP ASA	1,359	46,571
DNB Bank ASA	4,022	76,841
Equinor ASA	4,114	156,413
Gjensidige Forsikring ASA	898	17,039
Mowi ASA	1,846	28,446
Norsk Hydro ASA	5,869	42,721
Orkla ASA	3,234	22,691
Salmar ASA	263	9,105
Telenor ASA	3,060	29,246

(Cost $445,149)		429,073

Portugal - 0.2%
Galp Energia SGPS SA	2,211	26,829
Jeronimo Martins SGPS SA	1,192	26,020

(Cost $52,114)		52,849

Singapore - 0.9%
CapitaLand Integrated Commercial Trust REIT	22,965	34,691
Capitaland Investment Ltd.	11,100	29,729
City Developments Ltd.	1,900	11,495
Grab Holdings Ltd., Class A*	5,172	15,619
Keppel Corp. Ltd.	6,300	34,665
Singapore Airlines Ltd.*(b)	6,050	24,283
Singapore Exchange Ltd.	3,600	23,776
United Overseas Bank Ltd.	5,200	118,397
UOL Group Ltd.	2,100	10,207

(Cost $279,225)		302,862

Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	26,005	150,267
Iberdrola SA	26,133	290,067
Industria de Diseno Textil SA	4,766	121,996
Naturgy Energy Group SA(b)	649	17,896
Red Electrica Corp. SA	1,737	30,038
Repsol SA	5,964	90,884

(Cost $666,787)		701,148

Sweden - 3.1%
Alfa Laval AB	1,309	36,543
Assa Abloy AB, Class B	4,355	97,320
Atlas Copco AB, Class A	11,575	140,196
Atlas Copco AB, Class B(b)	6,669	73,145
Boliden AB	1,214	44,160
Electrolux AB, Class B(b)	895	12,465
Epiroc AB, Class A(b)	2,788	52,263
Epiroc AB, Class B	1,751	28,522
EQT AB	1,318	29,070
Essity AB, Class B	2,611	62,583
H & M Hennes & Mauritz AB, Class B(b)	3,095	33,859
Holmen AB, Class B	419	16,891
Husqvarna AB, Class B	1,866	14,163
Nibe Industrier AB, Class B	6,579	60,448
Sandvik AB	4,622	82,785
SKF AB, Class B	1,672	27,180
Svenska Cellulosa AB SCA, Class B	2,765	36,586
Tele2 AB, Class B	2,535	22,065
Telefonaktiebolaget LM Ericsson, Class B	12,695	77,524
Telia Co. AB	11,591	31,108

(Cost $1,146,886)		978,876

Switzerland - 8.1%
ABB Ltd.	6,729	207,361
Adecco Group AG	688	23,000
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	93,708
Cie Financiere Richemont SA, Class A	2,238	291,392
Clariant AG*	969	15,459
Coca-Cola HBC AG*	919	22,053
Geberit AG	161	75,502
Givaudan SA	39	129,598
Kuehne + Nagel International AG	243	58,305
Lonza Group AG	318	163,614
Roche Holding AG	3,037	981,148
SGS SA	28	64,655
Sika AG	623	154,974
Sonova Holding AG	240	60,960
Straumann Holding AG	497	56,129
Swiss Life Holding AG	131	68,968
Swiss Re AG	1,288	113,855
Temenos AG	285	17,069

(Cost $2,632,730)		2,597,750

United Kingdom - 15.1%
abrdn PLC	9,568	22,151
Ashtead Group PLC	1,899	112,511
Associated British Foods PLC	1,517	28,562
AstraZeneca PLC	6,698	890,673
Barratt Developments PLC	4,278	20,261
Berkeley Group Holdings PLC	507	23,010
British Land Co. PLC REIT	3,945	18,525
BT Group PLC	29,944	43,292
Bunzl PLC	1,508	54,738
Burberry Group PLC	1,765	45,759
CNH Industrial NV	4,427	69,605
Coca-Cola Europacific Partners PLC	919	48,790
Compass Group PLC	7,610	169,655
Croda International PLC	594	48,060
GSK PLC	17,444	292,249
HSBC Holdings PLC	85,998	522,009
Informa PLC	5,860	42,863
InterContinental Hotels Group PLC	817	46,673
Intertek Group PLC	716	34,491
J Sainsbury PLC	7,629	20,224
Johnson Matthey PLC	780	19,405
Kingfisher PLC	7,451	21,394
Land Securities Group PLC REIT	3,093	22,624

Legal & General Group PLC	25,790	77,275
Lloyds Banking Group PLC	291,897	163,051
Mondi PLC	2,116	38,883
National Grid PLC	15,790	190,770
Next PLC	560	38,947
Ocado Group PLC*	2,524	18,714
Pearson PLC	2,907	34,453
Persimmon PLC	1,420	21,510
Prudential PLC	11,732	136,838
Reckitt Benckiser Group PLC	3,067	217,250
RELX PLC	8,298	228,474
Rentokil Initial PLC	11,055	71,277
Schroders PLC	3,217	16,949
Segro PLC REIT	5,351	50,394
Spirax-Sarco Engineering PLC	325	43,368
St James’s Place PLC	2,315	31,691
Taylor Wimpey PLC	16,232	19,988
Tesco PLC	32,952	89,277
Unilever PLC	11,011	543,403
Vodafone Group PLC	112,011	122,509
Whitbread PLC	851	26,188
WPP PLC	4,849	49,986

(Cost $5,323,211)		4,848,719

TOTAL COMMON STOCKS (Cost $32,922,455)		31,709,317

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	260	22,126
Henkel AG & Co. KGaA	781	55,037

(Cost $92,576)		77,163

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	1,880	1,657

EXCHANGE-TRADED FUNDS - 0.3%
iShares Trust iShares ESG Aware MSCI EAFE ETF(b)
(Cost $79,121)	1,250	84,125

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(c)(d)
(Cost $399,212)	399,212	399,212

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(c)
(Cost $45,313)	45,313	45,313

TOTAL INVESTMENTS - 100.7% (Cost $33,538,677)		$32,316,787
Other assets and liabilities, net - (0.7%)		(213,863)

NET ASSETS - 100.0%		$32,102,924

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(c)(d)
112,126	287,086	(e)	—	—	—	725	—	399,212	399,212
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(c)
29,931	108,222		(92,840)	—	—	240	—	45,313	45,313

142,057	395,308		(92,840)	—	—	965	—	444,525	444,525

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $564,732, which is 1.8% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $186,608.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,531,700	17.4%
Health Care	4,933,742	15.5
Industrials	4,646,911	14.6
Consumer Discretionary	4,157,215	13.0
Consumer Staples	2,802,380	8.9
Information Technology	2,590,622	8.2
Materials	2,455,915	7.7
Energy	1,471,370	4.6
Communication Services	1,347,591	4.3
Utilities	987,448	3.1
Real Estate	863,243	2.7

Total	$31,788,137	100.0%

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	4	$148,732	$163,303	12/16/2022	$14,571
MINI TOPIX Index Futures	JPY	5	68,364	71,305	12/08/2022	2,941

Total unrealized appreciation						$17,512

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,709,317	$—	$—	$31,709,317
Preferred Stocks	77,163	—	—	77,163
Warrants	1,657	—	—	1,657
Exchange-Traded Funds	84,125	—	—	84,125
Short-Term Investments(a)	444,525	—	—	444,525
Derivatives(b)
Futures Contracts	17,512	—	—	17,512

TOTAL	$32,334,299	$—	$—	$32,334,299

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EASG-PH1

R-089711-1 (5/24) DBX005195 (5/24)